LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of Components of Lease Expense
	Year ended December 31,
	2025	2024	2023

Operating lease cost	1,351	1,142	1,188
Total lease costs	1,351	1,142	1,188

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
	As of December 31,
	2025	2024

Operating lease ROU assets	6,272	5,911
Operating lease liabilities, current	1,100	827
Operating lease liabilities, long-term	5,296	5,190
Weighted average remaining lease term (in years)	5.81	6.94
Weighted average discount rate	6.15%	6.17%

Schedule of Future Lease Payments Under Operating Leases
As of December 31, 2025

2026	1,418
2027	1,375
2028	1,169
2029	1,124
2030	1,124
2031-2032	1,345

Total undiscounted lease payments	7,555
Less: imputed interest	(1,159)

Present value of lease liabilities	6,396